Securities Sold Under Agreements to Repurchase - Schedule of Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Outstanding balance at year end	$ 25,495	$ 28,914	$ 18,674
Average balance during the year	$ 24,390	$ 24,390	$ 18,321
Average interest rate during the year	0.09%	0.10%	0.10%
Maximum month-end balance during the year	$ 34,200	$ 31,885	$ 21,970
Weighted average interest rate at year end	0.05%	0.10%	0.10%